HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042            HV-5244 - PremierSolutions Standard (Series II)

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Supplement dated August 9, 2017 to your Prospectus

JPMORGAN SMARTRETIREMENT® 2060 FUND – CLASS A

Effective August 2, 2017, the above referenced Fund was not available for purchase in California or New York, subject to regulatory approval.

Until further notice, the Fund may not be offered for sale or purchase to Plans or participants located in California or New York.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.